REVENUES - Disaggregation of revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Campus Revenue
- Sale of goods	$ 3,102,210	$ 1,280,320
- Rendering of services.		735,246
Campus sub-total	3,102,210	2,015,566
Education Revenue
- Digital.	9,676,052	5,298,227
- In-Person.		319,983
Education sub-total	9,676,052	5,618,210
Total Revenue	$ 12,778,262	$ 7,633,776